Major restructuring costs	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Major restructuring costs

10. Major restructuring costs

Within the Pharmaceuticals sector, the highly regulated manufacturing operations and supply chains and long lifecycle of the business mean that restructuring programmes, particularly those that involve the rationalisation or closure of manufacturing or R&D sites, are likely to take several years to complete.

Major restructuring costs are those related to specific Board approved Major restructuring programmes, including integration costs following material acquisitions, which are structural and are of a significant scale where the costs of individual or related projects exceed £25 million.

The existing Combined restructuring and integration programme incorporates the previous Major Change programme, the Pharmaceuticals restructuring programme and the restructuring and integration programme following the Novartis transaction in 2015. In July 2018, the Board approved a new Major restructuring programme, which is designed to significantly improve the competitiveness and efficiency of the Group’s cost base with savings delivered primarily through supply chain optimisation and reductions in administrative costs.

The total restructuring costs of £809 million in 2018 were incurred in a number of areas, including the following:

•	Restructuring of the commercial operating model, including staff reductions in the US, Europe and International Pharmaceutical commercial operations and the US Respiratory field sales force

•	Manufacturing site restructuring, including the GSK steriles manufacturing facility at Ulverston, United Kingdom

•	Vaccines transformation and remediation

•	Restructuring of the Pharmaceutical and Consumer Healthcare supply chains leading to simplification of the operating model and improved resource allocation

•	Transformation of central functions, including GSK technology platforms and interfaces, to deliver greater digital synergies, simplification of applications and staff reductions.

The analysis of the costs charged to operating profit under these programmes was as follows:

	2018 £m	2017 £m	2016 £m
Increase in provision for Major restructuring programmes (see Note 29)	450	259	163
Amount of provision reversed unused (see Note 29)	(99)	(43)	(140)
Impairment losses recognised	130	278	158
Other non-cash charges	72	247	108
Other cash costs	256	315	681

	809	1,056	970

Asset impairments and other non-cash charges principally comprise fixed asset write-downs across support function, manufacturing and research facilities and accelerated depreciation where asset lives in R&D and manufacturing have been shortened as a result of the major restructuring programmes. All other charges have been or will be settled in cash and include the termination of leases, site closure costs and consultancy and project management fees.

The analysis of Major restructuring charges by income statement line was as follows:

	2018 £m	2017 £m	2016 £m
Cost of sales	443	545	297
Selling, general and administration	315	248	514
Research and development	49	263	159
Other operating income/(expense)	2	—	—

	809	1,056	970